Consolidated statements of changes in shareholders' equity - EUR (€)	Equity attributable to owners of parent [member]	Issued capital [member]	Share premium and statutory reserve [member]	Subordinated notes [member]	Reserves, attributable to owners of parent [member]	Accumulated other comprehensive income attributable to owners of parent [member]	Non-controlling interests [member]	Reserves, non-controlling interests [member]	Accumulated other comprehensive income, non-controlling interests [member]	Total
Equity at beginning of period at Dec. 31, 2014	€ 29,559,000,000	€ 10,596,000,000	€ 16,790,000,000	€ 5,803,000,000	€ (4,040,000,000)	€ 410,000,000	€ 2,142,000,000	€ 1,894,000,000	€ 248,000,000	€ 31,701,000,000
Equity at beginning of period (in shares) at Dec. 31, 2014										2,648,885,383
Consolidated comprehensive income	3,104,000,000				2,652,000,000	452,000,000	333,000,000	306,000,000	27,000,000	€ 3,437,000,000
Share-based compensation	4,000,000				4,000,000		6,000,000	6,000,000		10,000,000
Dividends	(1,589,000,000)				(1,589,000,000)		(304,000,000)	(304,000,000)		(1,893,000,000)
Subordinated notes issuance (remuneration)	(272,000,000)				(272,000,000)					(272,000,000)
Changes in ownership interests with no gain / loss of control	24,000,000				24,000,000		4,000,000	4,000,000		28,000,000
Changes in ownership interests with gain / loss of control							185,000,000	185,000,000		185,000,000
Other movements	77,000,000				77,000,000		(6,000,000)	(6,000,000)		71,000,000
Equity at end of period at Dec. 31, 2015	30,907,000,000	10,596,000,000	16,790,000,000	5,803,000,000	(3,144,000,000)	862,000,000	2,360,000,000	2,085,000,000	275,000,000	€ 33,267,000,000
Equity at end of period (in shares) at Dec. 31, 2015										2,648,885,383
Consolidated comprehensive income	1,669,000,000				2,935,000,000	(1,266,000,000)	312,000,000	328,000,000	(16,000,000)	€ 1,981,000,000
Capital increase	113,000,000	44,000,000	69,000,000							€ 113,000,000
Capital increase (in shares)										11,171,216
Share-based compensation	52,000,000				52,000,000		6,000,000	6,000,000		€ 58,000,000
Purchase of treasury shares	1,000,000				1,000,000					1,000,000
Dividends	(1,596,000,000)				(1,596,000,000)		(259,000,000)	(259,000,000)		(1,855,000,000)
Subordinated notes issuance (remuneration)	(291,000,000)				(291,000,000)					(291,000,000)
Changes in ownership interests with no gain / loss of control	(94,000,000)				(94,000,000)		72,000,000	72,000,000		(22,000,000)
Changes in ownership interests with gain / loss of control	70,000,000				70,000,000		(13,000,000)	(13,000,000)		57,000,000
Other movements	(143,000,000)				(143,000,000)		8,000,000	8,000,000		(135,000,000)
Equity at end of period at Dec. 31, 2016	30,688,000,000	10,640,000,000	16,859,000,000	5,803,000,000	(2,210,000,000)	(404,000,000)	2,486,000,000	2,227,000,000	259,000,000	€ 33,174,000,000
Equity at end of period (in shares) at Dec. 31, 2016										2,660,056,599
Consolidated comprehensive income	1,835,000,000				1,906,000,000	(71,000,000)	190,000,000	237,000,000	(47,000,000)	€ 2,025,000,000
Share-based compensation	8,000,000				8,000,000		(3,000,000)	(3,000,000)		5,000,000
Purchase of treasury shares	(5,000,000)				(5,000,000)					(5,000,000)
Dividends	(1,729,000,000)				(1,729,000,000)		(234,000,000)	(234,000,000)		(1,963,000,000)
Subordinated notes issuance (remuneration)	(282,000,000)				(282,000,000)					(282,000,000)
Changes in ownership interests with no gain / loss of control	(2,000,000)				(2,000,000)		2,000,000	2,000,000
Other movements	(25,000,000)				(25,000,000)		13,000,000	13,000,000		(12,000,000)
Equity at end of period at Dec. 31, 2017	€ 30,488,000,000	€ 10,640,226,396	€ 16,859,000,000	€ 5,803,000,000	€ (2,339,000,000)	€ (475,000,000)	€ 2,454,000,000	€ 2,242,000,000	€ 212,000,000	€ 32,942,000,000
Equity at end of period (in shares) at Dec. 31, 2017										2,660,056,599